TAXATION - Movement of Valuation Allowances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
At beginning of year	¥ (136,847,274)	¥ (144,316,817)	¥ (114,620,700)
Current year additions	(88,666,645)	(37,426,345)	(62,415,889)
Utilization and reversal of valuation allowances	8,390,221	44,895,888	32,719,772
At end of year	¥ (217,123,698)	¥ (136,847,274)	¥ (144,316,817)